May 5, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus Florida Intermediate Municipal Bond Fund (the “Fund”)
1933 Act File No. 33-44227
1940 Act File No. 811-6489
CIK No. 0000881512

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 21 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2006.

Please address any comments or questions to the undersigned at (212) 922-6757.

Very truly yours,

/s/ Shana Joseph
Shana Joseph
Paralegal

cc: Michael A. Rosenberg